ACCOUNTING STANDARDS AND BASIS OF PREPARATION - IAS 29 (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
ACCOUNTING STANDARDS AND BASIS OF PREPARATION
Annual	53.80%	47.60%	24.80%	34.60%
Accumulated 3 years	183.40%	148.00%	96.80%	102.30%